Basis of preparation and changes to the Group's accounting policies (Tables)	9 Months Ended
Sep. 30, 2019
Basis of preparation and changes to the Group's accounting policies
Summary of impact of adopting IFRS 16 on statement of financial position

Amount
Assets
Property and equipment (right-of-use assets)	1,082
Deferred tax assets	(29)
Total assets	1,053

Liabilities
Long-term portion of lease liabilities	704
Short-term portion of lease liabilities	364
Trade and other payables	(132)
Total Liabilities	936

Net impact on equity, Including	117
Retained earnings	117

Summary of reconciliation of lease liabilities to operating lease commitments

Amount
Operating lease commitments as at December 31, 2018	1,242
Weighted average incremental borrowing rate as at January 1, 2019	9%
Discounted operating lease commitments at January 1, 2019	1,202
Less:
Commitments relating to short-term lease	(134)
Lease liabilities as at January 1, 2019	1,068